Pension Plan (Narrative) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Employee Benefit Plans:
Funded Percentage (in percent)	100.00%
Estimated net loss amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	$ 47,000
Estimated prior service cost amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	9,000
Estimated transitional asset amortized from accumulated other comprehensive income into net periodic benefit cost over the next year	13,000
Employer contributions	169,000	173,000
Expected contributions in 2013	$ 200,000